SCHEDULE OF CHANGE IN THE PRESENT VALUE OF THE DEFINED BENEFIT PLAN LIABILITY (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about defined benefit plans [abstract]
Balance, opening	$ (86,016)	$ (87,058)
Interest cost	(4,638)	(1,964)
Current service cost	(5,860)	(6,023)
Actuarial gain (loss) for change of assumptions	485	3,835
Translation differences	4,496	5,194
Balance, ending	$ (91,533)	$ (86,016)